Statement of Changes in Members’ Equity (Unaudited) - USD ($)	Members’ Capital	Accumulated Deficit	Total
Balance at Sep. 22, 2022
Issued Capital	1		1
Net loss
Balance at Dec. 31, 2022	1		1
Net loss		(4,000)	(4,000)
Balance at Jun. 30, 2023	1	(4,000)	(3,999)
Balance at Dec. 31, 2022	1		1
Net loss		(4,000)	(4,000)
Balance at Dec. 31, 2023	1	(4,000)	(3,999)
Net loss		(2,000)	(2,000)
Balance at Jun. 30, 2024	$ 1	$ (6,000)	$ (5,999)